UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 12, 2010
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   31
                                                     ------------

Form 13F Information Table Value Total:              $  145,914
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM           105368203  1732015           141389SH      SOLE          141389        0         0
Brink's Company         COM           109696104  3549958           154346SH      SOLE          154346        0         0
Carter's                COM           146229109  6136075           233045SH      SOLE          233045        0         0
Chart Industries        COM          16115Q308   2594577           127435SH      SOLE          127435        0         0
Covanta Holdings        COM          22282E102   5419953           344124SH      SOLE          344124        0         0
Edwards Lifescience     COM          28176E108   3753526            55981SH      SOLE           55981        0         0
Euronet Worldwide       COM           298736109  4020981           223512SH      SOLE          223512        0         0
General Cable           COM           369300108  4709659           173660SH      SOLE          173660        0         0
Global Payments         COM          37940X102   5453077           127141SH      SOLE          127141        0         0
HCC Insurance Holdi     COM           404132102  5866258           224847SH      SOLE          224847        0         0
Hexcel                  COM           428291108  6830880           383973SH      SOLE          383973        0         0
Host Hotels & Resor     COM          44107P104   6177197           426602SH      SOLE          426602        0         0
IDEX Corporation        COM          45167R104   4569853           128692SH      SOLE          128692        0         0
Jacobs Engineering      COM           469814107  2412945            62350SH      SOLE           62350        0         0
Key Energy Services     COM           492914106  5213953           548260SH      SOLE          548260        0         0
Kinder Morgan Energ     COM           494550106  3028179            44207SH      SOLE           44207        0         0
Kinder Morgan Manag     COM          49455U100   2355765            39100SH      SOLE           39100        0         0
Kroger                  COM           501044101  3475585           160461SH      SOLE          160461        0         0
Neustar                 COM          64126X201   6641846           267170SH      SOLE          267170        0         0
PartnerRe               COM          G6852T105   6156782            76787SH      SOLE           76787        0         0
Pioneer Natural Res     COM           723787107  6284954            96647SH      SOLE           96647        0         0
Reliance Steel & Al     COM           759509102  4541389           109352SH      SOLE          109352        0         0
Roper Industries        COM           776696106  3781548            58017SH      SOLE           58017        0         0
Ross Stores             COM           778296103  5558266           101688SH      SOLE          101688        0         0
SEI Investments         COM           784117103  5186598           254995SH      SOLE          254995        0         0
Southern Union Co.      COM           844030106  6454889           268283SH      SOLE          268283        0         0
Valeant Pharma          COM          91911X104   4804199           191784SH      SOLE          191784        0         0
Wabtec                  COM           929740108  5038022           105420SH      SOLE          105420        0         0
Waddell & Reed Fina     COM           930059100  5309208           194050SH      SOLE          194050        0         0
Weatherford Interna     COM          H27013103   4469923           261399SH      SOLE          261399        0         0
Western Union           COM           959802109  4386436           248242SH      SOLE          248242        0         0

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